Inventories	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Inventories

11. INVENTORIES
Inventories consist of:

	December 31, 2019	December 31, 2018
Concentrate inventory	$17,433	$19,286
Stockpile ore (1)	27,708	3,945
Heap leach inventory and in process (2)	169,751	113,199
Doré and finished inventory (3)	67,820	30,736
Materials and supplies	88,004	47,299
Total inventories	$370,716	$214,465
Less: current portion of inventories	$(346,507)	$(214,465)
Non-current portion of inventories (4)	$24,209	$—

(1)	Includes an impairment charge of $5.0 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (2018 – $11.2 million at Manantial Espejo mine).

(2)	Includes an impairment charge of $39.3 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (2018 - $28.9 million at Manantial Espejo and Dolores mines).

(3)	Includes an impairment charge of $2.9 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines at December 31, 2019. (2018 - $7.5 million at Manantial Espejo mine).

(4)	Inventories at Escobal mine, which include $16.9 million in supplies with the remainder attributable to metals, have been classified as non-current pending the restart of operations.
The costs of inventories recognized as expense for the year ended December 31, 2019 amounted to $1.1 billion (2018 – $683.6 million), of which $841.3 million (2018 – $515.6 million) and $253.5 million (2018 – $147.3 million) were included in production costs and depreciation and depletion in the Consolidated Income Statements, respectively.
During the year ended December 31, 2019 a $0.4 million NRV recovery (2018 - $24.3 million NRV loss) was recognized, primarily driven by increased production costs, and included in production costs (Note 22). Inventories held at NRV amounted to $151.5 million (2018 - $143.6 million).
A portion of the stockpile ore amounting to $1.2 million (2018 - $2.5 million) and a portion of the heap leach inventory amounting to $74.5 million (2018 - $75.3 million) are expected to be recovered or settled after more than twelve months.